Carrying Value and Fair Value of Term Loan Facility (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Carrying value, net of unamortized debt issuance costs	$ 24,302
Fair value	$ 25,045